UNITED STATES
                   SECURITIES AND EXCHANGE COMMISSION
                         Washington, D.C.  20549

                               FORM 13F

                         FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2011

Check here if Amendment [  ];  Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:    BUFORD, DICKSON, HARPER & SPARROW, INC
Address: 211 N. BROADWAY, SUITE 2080
         St. Louis,MO 63102



13F File Number: 28-11028_

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name:    William Young
Title:   Compliance Officer
Phone:   314-725-5445
Signature, Place, and Date of Signing:

/s/William Young--St. Louis, MO  April 6, 2011


Report Type (Check only one.):

[X ]   13F HOLDINGS REPORT.

[  ]   13F NOTICE.

[  ]   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:





I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

                          FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:
Form 13F Information Table Entry Total:      52
Form 13F Information Table Value Total:       $108,473
                                             (x thousands)


List of Other Included Managers:

No.   13F File Number        Name

                                                          FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP NO  (x$1000) PRN AMT  PRN CALL DSCRETN  MANAGERS      SOLE    SHARED   NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- -----------  -------- -------- --------

AT&T INC                       COM              00206R102     1685    55060 SH       DEFINED                     0        0    55060
ADVANCED AUTO PARTS INC        COM              00751Y106     1547    23570 SH       DEFINED                     0        0    23570
AECOM TECHNOLOGY CORP          COM              00766T100     1747    63000 SH       DEFINED                     0        0    63000
ADVANCED ENERGY INDUSTRIES     COM              007973100     1578    96510 SH       DEFINED                     0        0    96510
AGILENT TECHNOLOGIES INC       COM              00846U101     3822    85350 SH       DEFINED                     0        0    85350
APPLIED MATERIALS INC          COM              038222105     2985   191070 SH       DEFINED                     0        0   191070
ARCH COAL INC                  COM              039380100     1952    54170 SH       DEFINED                     0        0    54170
BED BATH & BEYOND INC          COM              075896100     2615    54180 SH       DEFINED                     0        0    54180
CABOT INDUSTRIAL TRUST         COM              127072106     1789    74000 SH       DEFINED                     0        0    74000
CARLISLE COMPANIES INC         COM              142339100     1827    41000 SH       DEFINED                     0        0    41000
CATALYST HEALTH SOLUTIONS INC  COM              14888B103     2686    48030 SH       DEFINED                     0        0    48030
CELGENE CORPORATION            COM              151020104     2040    35440 SH       DEFINED                     0        0    35440
CHEMED CORPORATION NEW         COM              16359R103     1732    26000 SH       DEFINED                     0        0    26000
COACH INC                      COM              189754104     1477    28380 SH       DEFINED                     0        0    28380
COPART INC                     COM              217204106     1863    43000 SH       DEFINED                     0        0    43000
DR PEPPER SNAPPLE GRP INC      COM              26138E109     1468    39500 SH       DEFINED                     0        0    39500
ENDO PHARMACEUTICALS HLDGS INC COM              29264F205     1133    29680 SH       DEFINED                     0        0    29680
FEDEX CORP                     COM              31428X106     2141    22890 SH       DEFINED                     0        0    22890
FIDELITY NATL INFORMATION SVCS COM              31620M106     2701    82610 SH       DEFINED                     0        0    82610
GLOBAL PAYMENTS INC            COM              37940X102     1761    36000 SH       DEFINED                     0        0    36000
GRACO INC                      COM              384109104     2047    45000 SH       DEFINED                     0        0    45000
GRAINGER W W INC               COM              384802104     2462    17885 SH       DEFINED                     0        0    17885
IDEX CORP                      COM              45167R104     1795    41130 SH       DEFINED                     0        0    41130
ISHARES TRUST                  FUND             464287432     4073    44210 SH       DEFINED                     0        0    44210
J2 GLOBAL COMMUNICATIONS INC   COM              46626E205     1859    63000 SH       DEFINED                     0        0    63000
JABIL CIRCUIT INC              COM              466313103     1700    83220 SH       DEFINED                     0        0    83220
KOHLS CORP                     COM              500255104     2529    47685 SH       DEFINED                     0        0    47685
LKQ CORP                       COM              501889208     1596    66210 SH       DEFINED                     0        0    66210
LANDSTAR SYSTEMS INC           COM              515098101     1736    38000 SH       DEFINED                     0        0    38000
LINCARE HLDGS INC              COM              532791100     1809    61000 SH       DEFINED                     0        0    61000
MARATHON OIL CORP              COM              565849106     1803    33815 SH       DEFINED                     0        0    33815
MASIMO CORPORATION             COM              574795100     2019    61000 SH       DEFINED                     0        0    61000
MCDONALDS CORP                 COM              580135101     3828    50305 SH       DEFINED                     0        0    50305
MOLEX INC                      COM              608554101     1790    71240 SH       DEFINED                     0        0    71240
MOLINA HEALTHCARE INC          COM              60855R100     2040    51000 SH       DEFINED                     0        0    51000
NEUSTAR INC                    COM              64126X201     1739    68000 SH       DEFINED                     0        0    68000
OSI SYSTEMS                    COM              671044105     1689    45000 SH       DEFINED                     0        0    45000
PEP BOYS MANNY MOE & JACK      COM              713278109     1124    88395 SH       DEFINED                     0        0    88395
PEPSICO INC                    COM              713448108     2385    37035 SH       DEFINED                     0        0    37035
PRAXAIR INC                    COM              74005P104     2727    26840 SH       DEFINED                     0        0    26840
QUALCOMM INC                   COM              747525103     1120    20435 SH       DEFINED                     0        0    20435
SANMINA-SCI CORP               COM              800907206     1076    96000 SH       DEFINED                     0        0    96000
STARBUCKS CORPORATION          COM              855244109     1786    48335 SH       DEFINED                     0        0    48335
STRYKER CORP                   COM              863667101     2723    44790 SH       DEFINED                     0        0    44790
SYSCO CORP                     COM              871829107     2374    85690 SH       DEFINED                     0        0    85690
TECH DATA CORPORATION          COM              878237106     1481    29115 SH       DEFINED                     0        0    29115
UNITED NATURAL FOODS           COM              911163103     1799    40140 SH       DEFINED                     0        0    40140
UNUM GROUP                     COM              91529Y106     3355   127800 SH       DEFINED                     0        0   127800
VALSPAR CORP                   COM              920355104     1687    43140 SH       DEFINED                     0        0    43140
VARIAN MEDICAL SYSTEMS INC     COM              92220P105     2878    42555 SH       DEFINED                     0        0    42555
VIVO PARTICIPACOES SA ADR      COM              92855S200     3092    76570 SH       DEFINED                     0        0    76570
YAHOO INC                      COM              984332106     1803   108120 SH       DEFINED                     0        0   108120